Corporate Information - Additional Information (Detail)	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2018 Destinations Country Aircraft County Flights	Jul. 01, 2015 Airlines Destinations Country
Parent company information [line items]
Commercial alliance with United Airlines - Renewal extension period	5 years
Number of aircraft | Aircraft		105
Aircraft average useful life		8 years 6 months
Wingo (the new low-cost business model of Copa Colombia) [member]
Parent company information [line items]
Number of destinations		14
Wingo (the new low-cost business model of Copa Colombia) [member] | Domestic [member]
Parent company information [line items]
Number of countries | County		6
Wingo (the new low-cost business model of Copa Colombia) [member] | International [member]
Parent company information [line items]
Number of countries | County		8
Wingo (the new low-cost business model of Copa Colombia) [member] | South, Central America and Caribbean [member]
Parent company information [line items]
Number of countries | County		8
Compania Panamena de Aviacion, S. A. - Copa Airlines [member]
Parent company information [line items]
Number of countries | Country		32
Number of daily scheduled flights | Flights		363
Compania Panamena de Aviacion, S. A. - Copa Airlines [member] | International [member] | Codeshare agreements [member]
Parent company information [line items]
Number of destinations		200
Compania Panamena de Aviacion, S. A. - Copa Airlines [member] | North, Central and South America and the Caribbean [Member]
Parent company information [line items]
Number of destinations		80
ConnectMiles [member] | Star Alliance Airlines [member]
Parent company information [line items]
Number of destinations			1,317
Number of countries | Country			193
ConnectMiles [member] | Star Alliance Airlines [member] | Bottom of range [member]
Parent company information [line items]
Number of airlines | Airlines			28